Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Loans at fair value
Balance at beginning of the year		¥ 2,782,332,885
Balance at the end of the year	$ 243,024,044	1,585,731,888	¥ 2,782,332,885
Changes in fair value related to balance outstanding at the end of the year	(771,162)		(62,412,104)		¥ (5,031,830)
Payables to investors at fair value
Balance at beginning of the year		3,006,349,475
Initial contribution	235,672,031	1,537,760,000	4,313,060,000
Principal payment	(403,053,766)	(2,629,925,825)	(1,306,710,525)	¥ (696,800,000)
Change in fair value	8,793,912	57,380,274	(64,162,533)	(12,358,626)
Balance at the end of the year	293,361,480	1,914,183,650	3,006,349,475
Xiaoying Credit Loans
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	(771,162)		62,412,104		(5,031,830)
Recurring
Loans at fair value
Balance at beginning of the year		2,782,332,885
Balance at the end of the year	243,024,044	1,585,731,888	2,782,332,885
Payables to investors at fair value
Balance at beginning of the year		3,006,349,475
Balance at the end of the year	293,361,480	1,914,183,650	3,006,349,475
Recurring | Level 3
Loans at fair value
Balance at beginning of the year		2,782,332,885
Balance at the end of the year	243,024,044	1,585,731,888	2,782,332,885
Payables to investors at fair value
Balance at beginning of the year	460,743,215	3,006,349,475
Initial contribution	235,672,031	1,537,760,000	4,313,060,000
Principal payment	(403,053,766)	(2,629,925,825)	(1,306,710,525)
Balance at the end of the year	293,361,480	1,914,183,650	3,006,349,475
Unpaid balance of loans at fair value	242,252,882		2,719,920,781		1,580,700,058
Unpaid balance of payable to investors	293,361,480		3,006,349,475		¥ 1,914,183,650
Recurring | Level 3 | Xiaoying Credit Loans
Loans at fair value
Balance at beginning of the year	426,411,170	2,782,332,885	33,417,119
Origination of loan principal	233,187,192	1,521,546,428	4,229,716,166
Collection of principal	(790,096,581)	(5,155,380,196)	(2,253,437,828)
Reinvestment of principal	382,316,175	2,494,613,045	708,474,895
Change in fair value	(8,793,912)	(57,380,274)	64,162,533
Balance at the end of the year	$ 243,024,044	¥ 1,585,731,888	¥ 2,782,332,885	¥ 33,417,119
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	7.77		8.28		7.77
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	5.88		9.99		5.88